Off-Balance Sheet Financial Instruments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2014
Off-Balance Sheet Financial Instruments and Guarantees [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]

	December 31,
	2014	2013
	(In Thousands)
Commitments to grant loans	$23,070	$22,845
Unfunded commitments under lines of credit	45,269	42,575
Standby letters of credit	5,660	5,701
	$73,999	$71,121